Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock subject to possible redemption	20,958,853	21,325,774	0
Common stock subject to possible redemption per share (in Dollars per share)	$ 10.10	$ 10.00	$ 10.00
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	2,541,147	2,174,226	0
Common stock, share outstanding	2,541,147	2,174,226	0
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	30,000,000	30,000,000	30,000,000
Common stock, shares issued	5,750,000	5,750,000	5,750,000
Common stock, share outstanding	5,750,000	5,750,000	5,750,000